PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Advances to suppliers	15,507,866	11,124,716
Deductible input VAT and VAT rebates receivable	7,855,998	8,678,443
Staff advances	447,791	514,328
Interest receivable	659,194	5,369,826
Others*	2,449,105	5,294,818
Prepayments and other current assets	26,919,954	30,982,131
*	Others mainly include deposits receivable.